Trade and other payables: amounts falling due after more than one year	12 Months Ended
Dec. 31, 2020
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Trade and other payables: amounts falling due after more than one year
20. Trade and other payables: amounts falling due after more than one year

The following are included in trade and other payables falling due after more than one year:

	2020 £m	2019 1 £m
Payments due to vendors (earnout agreements)	56.5	100.3
Liabilities in respect of put option agreements with vendors	101.4	128.8
Fair value of derivatives	11.2	21.2
Other creditors and accruals	144.4	199.3
	313.5	449.6

Note
1	Figures have been restated as described in the accounting policies.

The Group considers that the carrying amount of trade and other payables approximates their fair value.

The following tables set out payments due to vendors, comprising contingent consideration and the Directors’ best estimates of future earnout-related obligations:

	2020 £m	2019 1 £m
Within one year	57.8	143.4
Between one and two years	17.2	36.3
Between two and three years	6.0	34.6
Between three and four years	30.5	12.3
Between four and five years	2.8	7.7
Over five years	–	9.4
	114.3	243.7

Note
1	Figures have been restated as described in the accounting policies.

	2020 £m	2019 1 £m
At beginning of year	243.7	400.8
Earnouts paid	(115.2)	(130.0)
New acquisitions	7.3	9.6
Revision of estimates taken to goodwill (note 14)	(2.8)	(14.1)
Revaluation of payments due to vendors	(13.4)	3.8
Transfer to disposal group classified as held for sale	–	(11.5)
Exchange adjustments	(5.3)	(14.9)
At end of year	114.3	243.7

Note
1	Figures have been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.

As of 31 December 2020, the potential undiscounted amount of future payments that could be required under the earnout agreements for acquisitions completed in the current year and for all earnout agreements ranges from £nil to £41 million (2019: £nil to £14 million) and £nil to £808 million (2019: £nil to £1,110 million), respectively. The decrease in the maximum potential undiscounted amount of future payments for all earnout agreements is due to earnout arrangements that have completed and payments made on active arrangements during the year, and exchange adjustments, partially offset by earnout arrangements related to new acquisitions.